Compulsory reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Compulsory reserve [Abstract]
Compulsory reserve	R$ 4,761,404	R$ 2,525,971
Compulsory reserve average return	100.00%
Compulsory reserve interest rate	12.15%	11.65%